Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Schwab Annuity Portfolios
Entity Central Index Key	0000918266
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Schwab Government Money Market Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab Government Money Market Portfolio
Class Name	Schwab Government Money Market Portfolio
Trading Symbol	SWPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Government Money Market Portfolio	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Net Assets	$ 261,000,000
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 510,547
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$261
Number of Holdings	278
Advisory Fees Paid by the Fund	$510,547
Weighted Average Maturity	39 Days
Seven-Day Yield (with waivers)	3.54%
Seven-Day Yield (without waivers)	3.54%
Seven-Day Effective Yield (with waivers)	3.60%
Business Interest Deduction (163j)	99.98%

Holdings [Text Block]
Portfolio Composition by Security Type % of Investments
Portfolio Composition By Effective Maturity % of Investments
Portfolio holdings may have changed since the report date.
1
Less than 0.05%
2
Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.

Schwab S&P 500 Index Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab S&P 500 Index Portfolio
Class Name	Schwab S&P 500 Index Portfolio
Trading Symbol	SWP1Z
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab S&P 500 Index Portfolio	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund returned 17.83%. The S&P 500
®
Index returned 17.88%.
Differences between the return of the fund and the return of the S&P 500
®
Index may be attributable to, among other things, the
operational and transactional costs incurred by the fund and not the index.
■

Over the reporting period, no sectors detracted from the return of the fund. However, the smallest contributors to total return were:
●
Real estate sector securities, including Equinix, Inc. (which detracted from the total return of the fund)
●
Energy sector securities
■

Top contributors to total return:
●
Information technology sector securities, including NVIDIA Corp.
●
Communication services sector securities
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — “Standard & Poor’s
®
,” “S&P
®
,” and “S&P 500
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500
®
Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow
Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Portfolio (11/01/1996) 1	17.83%	14.38%	14.75%
S&P 500 ® Index	17.88%	14.42%	14.82%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership — “Standard & Poor’s
®
,” “S&P
®
,” and “S&P 500
®
” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by Charles Schwab Investment Management, Inc. The “S&P 500
®
Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow
Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
1
Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Performance Inception Date	Nov. 01, 1996
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 3,170,000,000
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 821,609
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$3,170
Number of Holdings (excludes derivatives)	502
Portfolio Turnover Rate	6%
Advisory Fees Paid by the Fund	$821,609
Weighted Average Market Cap ($ x 1,000,000)	$1,430,230
Price/Earnings Ratio (P/E)	28.3
Price/Book Ratio (P/B)	5.2
Dividends Received Deduction	93.05%

Holdings [Text Block]
Sector Weightings % of Investments
1

Top Equity Holdings % of Net Assets

Portfolio holdings may
have
changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.

Largest Holdings [Text Block]	Top Equity Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab VIT Balanced Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab VIT Balanced Portfolio
Class Name	Schwab VIT Balanced Portfolio
Trading Symbol	SWB1Z
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Balanced Portfolio	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund returned 12.93%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 17.88% and 7.30%, respectively. The fund’s internally calculated comparative index, the VIT
Balanced Composite Index (the composite index), returned 13.32%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. REIT ETF
●
Schwab U.S. TIPS ETF
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced Portfolio (07/25/2012) 1	12.93%	4.69%	5.51%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
VIT Balanced Composite Index	13.32%	5.24%	6.11%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Performance Inception Date	Jul. 25, 2012
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 80,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 377,912
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$80
Number of Holdings	10
Portfolio Turnover Rate	29%
Advisory Fees Paid by the Fund	$377,912
Foreign Tax Paid and Passed Through	$31,143
Gross Income From Foreign Sources	$382,540
Dividends Received Deduction	10.63%
Long Term Capital Gain Distribution	$1,099,081
Business Interest Deduction (163j)	73.69%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab VIT Balanced with Growth Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab VIT Balanced with Growth Portfolio
Class Name	Schwab VIT Balanced with Growth Portfolio
Trading Symbol	SWC1Z
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Balanced with Growth Portfolio	$52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund returned 15.60%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 17.88% and 7.30%, respectively. The fund’s internally calculated comparative index, the VIT
Balanced with Growth Composite Index (the composite index), returned 16.09%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. TIPS ETF
●
Schwab U.S. REIT ETF
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab VIT Balanced with Growth Portfolio (07/25/2012) 1	15.60%	6.45%	7.20%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
VIT Balanced with Growth Composite Index	16.09%	7.01%	7.79%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Performance Inception Date	Jul. 25, 2012
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 180,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 769,329
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$180
Number of Holdings	10
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$769,329
Foreign Tax Paid and Passed Through	$90,171
Gross Income From Foreign Sources	$1,101,023
Dividends Received Deduction	14.22%
Long Term Capital Gain Distribution	$3,461,292
Business Interest Deduction (163j)	48.92%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab VIT Growth Portfolio
Shareholder Report [Line Items]
Fund Name	Schwab VIT Growth Portfolio
Class Name	Schwab VIT Growth Portfolio
Trading Symbol	SWG1Z
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of January 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request
this information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED December 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab VIT Growth Portfolio	$52	0.48%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended December 31, 2025, the fund returned 18.24%. The S&P 500
®
Index, which provides a
broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 17.88% and 7.30%, respectively. The fund’s internally calculated comparative index, the VIT
Growth Composite Index (the composite index), returned 18.73%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Over the reporting period, there were no detractors from the return of the fund. However, the smallest contributors to total return were:
●
Schwab U.S. REIT ETF
●
Schwab U.S. Small-Cap ETF
Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (December 31, 2015 - December 31, 2025)
1

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	10 Years
Fund: Schwab VIT Growth Portfolio (07/25/2012) 1	18.24%	8.07%	8.65%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	2.01%
VIT Growth Composite Index	18.73%	8.60%	9.21%

All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. Fund performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Performance Inception Date	Jul. 25, 2012
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 178,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 761,934
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$178
Number of Holdings	8
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$761,934
Foreign Tax Paid and Passed Through	$123,582
Gross Income From Foreign Sources	$1,479,135
Dividends Received Deduction	21.41%
Long Term Capital Gain Distribution	$8,962,012
Business Interest Deduction (163j)	31.46%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.